UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-9105

New World Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Richard M. Phillips
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds®]

New World FundSM
Investment portfolio

January 31, 2006

unaudited

Common stocks — 75.38%	Shares	Market value (000)

FINANCIALS — 15.60%
Erste Bank der oesterreichischen Sparkassen AG1	934,000	$51,266
Erste Bank der oesterreichischen Sparkassen AG	716,800	39,883
Grupo Financiero Banorte, SA de CV	37,120,000	88,429
Unibanco-União de Bancos Brasileiros SA, units (GDR)	785,000	66,113
Unibanco-União de Bancos Brasileiros SA, units	1,000,000	16,855
Itaúsa - Investimentos Itaú SA, preferred nominative	19,185,642	78,132
PT Bank Rakyat Indonesia	206,117,800	74,880
Housing Development Finance Corp. Ltd.	2,207,818	67,376
Banco Itaú Holding Financeira SA, preferred nominative	2,165,000	65,832
EFG International[1]	2,090,000	55,447
KASIKORNBANK PCL, nonvoting depositary receipt	25,300,000	43,912
KASIKORNBANK PCL	2,500,000	4,628
PT Bank Mandiri (Persero) Tbk	246,557,500	46,893
HSBC Holdings PLC[2]	2,701,017	45,119
ICICI Bank Ltd.	2,865,100	39,762
ICICI Bank Ltd. (ADR)	27,000	848
Bank Muscat (SAOG) (GDR)[1]	1,390,300	39,971
Banco Bradesco SA, preferred nominative	996,000	39,209
National Bank of Pakistan	7,385,000	31,479
Siam Commercial Bank PCL	19,130,000	29,268
National Savings and Commercial Bank Ltd.	721,000	24,950
Banco Latinoamericano de Exportaciones, SA	1,240,000	21,700
Piraeus Bank SA	890,000	21,232
Bank Polska Kasa Opieki SA	324,000	18,112
Banco Santander Central Hispano, SA	1,239,528	17,790
SM Prime Holdings, Inc.	98,000,000	14,700
HDFC Bank Ltd.	836,800	14,533
China Construction Bank Corp., H shares[1,2]	32,396,300	12,751
Bank of the Philippine Islands	11,112,360	12,608
Bank Hapoalim Ltd.	2,728,000	12,537
Daegu Bank, Ltd.	725,000	11,455
Kookmin Bank	121,000	9,666
American International Group, Inc.	140,000	9,164
Citigroup Inc.	175,000	8,152
Malayan Banking Bhd.[2]	1,430,000	4,121
		1,138,773

TELECOMMUNICATION SERVICES — 9.03%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	161,770,000	108,895
América Móvil SA de CV, Series L (ADR)	2,854,000	96,265
Philippine Long Distance Telephone Co.	2,230,540	79,570
TIM Participações SA, preferred nominative (ADR)	1,448,228	53,947
Partner Communications Co. Ltd.	3,481,800	27,888
Partner Communications Co. Ltd. (ADR)	1,735,000	13,828
Advanced Info Service PCL	13,641,500	36,129
Tele Norte Leste Participações SA, preferred nominative	2,043,905	36,069
Tele Centro Oeste Celular Participações SA, preferred nominative	1,009,577	14,522
Tele Centro Oeste Celular Participações SA, preferred nominative (ADR)	985,000	14,243
Tele Centro Oeste Celular Participações SA, ordinary nominative	17,540	249
Telekom Austria AG	1,125,000	27,165
Maxis Communications Bhd.[2]	10,746,400	24,656
Celular CRT SA, Class A, preferred nominative	660,150	21,358
Celular CRT SA, ordinary nominative[2]	24,114	775
Magyar Telekom Telecommunications Co. Ltd. (ADR)	525,000	12,112
Magyar Telekom Telecommunications Co. Ltd.	1,840,067	8,710
Telefónica, SA	1,108,640	16,879
China Mobile (Hong Kong) Ltd.[2]	2,919,800	14,257
China Unicom Ltd.[2]	13,991,300	12,505
Telemig Celular Participações SA, preferred nominative (ADR)	198,500	9,824
Bharti Tele-Ventures Ltd.[1]	810,000	6,592
Telenor ASA	590,000	5,902
Teléfonos de México, SA de CV, Class L (ADR)	200,000	4,748
GLOBE TELECOM, Inc.	320,103	4,617
KT Corp. (ADR)	202,000	4,264
PT Indosat Tbk (ADR)	111,500	3,470
		659,439

CONSUMER DISCRETIONARY — 7.45%
Maruti Udyog Ltd.	3,567,000	61,634
Toyota Motor Corp.	1,058,700	54,773
Shangri-La Asia Ltd.[2]	29,390,000	47,663
PT Astra International Tbk	39,402,500	43,785
Kuoni Reisen Holding AG, Class B1	85,150	39,731
NOK Corp.	1,157,000	35,442
Honda Motor Co., Ltd.	614,500	34,824
Grupo Televisa, SA, ordinary participation certificates (ADR)	308,500	25,775
Makita Corp.	625,000	18,135
LG Electronics Inc.	198,630	17,297
Praktiker Bau- und Heimwerkermärkte Holding AG1	658,800	17,058
Cheng Shin Rubber (Xiamen) Ind., Ltd.[2]	21,223,264	16,338
Yue Yuen Industrial (Holdings) Ltd.[2]	5,224,000	16,216
Swatch Group Ltd	422,500	13,797
Swatch Group Ltd, non-registered shares	10,800	1,746
BEC World PCL	45,200,000	15,458
Koninklijke Philips Electronics NV	448,000	15,086
Central European Media Enterprises Ltd., Class A1	238,917	14,411
Cheil Industries Inc.	400,000	14,266
Laureate Education, Inc.[1]	265,000	13,807
Li & Fung Ltd.[2]	7,349,000	13,623
Astro All Asia Networks PLC[2]	5,519,300	7,244
Nien Hsing Textile Co., Ltd.[2]	8,600,000	5,876
Antena 3 Televisión, SA	5,344	144
		544,129

MATERIALS — 7.33%
Cia. Vale do Rio Doce, preferred nominative, Class A	1,192,000	52,750
Cia. Vale do Rio Doce, ordinary nominative (ADR)	123,000	6,306
Hindalco Industries Ltd.	15,490,820	58,152
INI Steel Co.	1,975,000	56,640
AngloGold Ashanti Ltd.	849,785	52,025
Cemex, SA de CV, ordinary participation certificates, units (ADR)	582,365	38,424
Votorantim Celulose e Papel SA, preferred nominative (ADR)	2,835,000	35,352
Aracruz Celulose SA, Class B, preferred nominative (ADR)	888,000	34,845
Siam Cement PCL	4,320,000	29,992
Associated Cement Companies Ltd.	2,260,000	29,560
Harmony Gold Mining Co. Ltd.[1]	1,397,469	25,540
Phelps Dodge Corp.	137,000	21,989
Ivanhoe Mines Ltd.[1]	2,660,000	21,716
Siam City Cement PCL	1,874,600	18,028
Hanil Cement Co., Ltd.	181,500	14,234
BHP Billiton PLC	682,288	12,586
Holcim Ltd.	140,142	10,580
Asian Paints (India) Ltd.	750,000	10,496
Formosa Plastics Corp.[2]	3,519,828	5,724
		534,939

CONSUMER STAPLES — 6.74%
Fomento Económico Mexicano, SA de CV (ADR)	1,320,500	103,448
Tesco PLC	12,328,190	69,637
Nestlé SA	187,700	54,922
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	900,000	36,864
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	197,000	6,846
Pyaterochka Holding NV (GDR)[1,3]	1,737,800	27,283
PepsiCo, Inc.	436,000	24,930
Avon Products, Inc.	728,000	20,617
Wal-Mart de México, SA de CV, Series V (ADR)	340,000	19,754
Coca-Cola Co.	430,000	17,793
Migros Türk TAS	1,500,956	16,564
Groupe Danone	143,800	15,636
Coca-Cola FEMSA, SA de CV, Series L	3,110,000	9,349
Anheuser-Busch Companies, Inc.	195,000	8,081
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	2,000,000	7,321
Nestlé India Ltd.	301,300	6,759
Unilever NV	89,500	6,265
Coca-Cola HBC SA	200,000	5,979
METRO AG	115,000	5,827
Oriflame Cosmetics SA (SDR)	205,000	5,822
Hindustan Lever Ltd.	1,200,000	5,337
China Mengniu Dairy Co.[2]	4,750,000	5,065
L’Oréal SA	58,000	4,697
Heineken NV	125,000	4,387
Unilever PLC	289,380	3,038
		492,221

UTILITIES — 6.70%
CPFL Energia SA (ADR)	2,155,000	92,342
RAO Unified Energy System of Russia (GDR)	1,721,000	83,985
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	1,349,200,000	65,055
Perusahaan Gas Negara (Persero) Tbk.	58,260,000	51,668
NTPC Ltd.	17,652,000	46,040
Reliance Energy Ltd.	2,711,000	39,276
AES Corp.[1]	1,750,000	29,820
GAIL (India) Ltd.	3,885,000	25,881
Electricity Generating PCL	6,420,543	14,446
Electricity Generating PCL, nonvoting depositary receipt	1,989,457	4,220
Cheung Kong Infrastructure Holdings Ltd.[2]	5,050,000	15,735
Veolia Environnement	220,000	11,110
Gas Natural SDG, SA	336,000	9,686
		489,264

INDUSTRIALS — 5.84%
Daelim Industrial Co., Ltd.	1,003,260	83,701
Wienerberger AG	1,240,500	54,555
Thai Airways International PCL	50,138,200	51,892
Bharat Heavy Electricals Ltd.	1,050,000	42,947
Hyundai Development Co.	887,000	35,151
Italian-Thai Development PCL	155,416,600	34,768
Metso Oyj	770,000	25,155
ALL - América Latina Logística, units	390,000	21,157
International Container Terminal Services, Inc.	88,828,000	20,499
AGCO Corp.[1]	1,025,000	18,460
Asahi Glass Co., Ltd.	1,050,000	15,153
Sandvik AB	300,000	14,719
Hi-P International Ltd.[2]	4,664,000	5,043
3M Co.	47,000	3,419
		426,619

INFORMATION TECHNOLOGY — 5.17%
Samsung Electronics Co., Ltd.	103,000	79,487
NHN Corp.[1]	232,482	68,758
Kingboard Chemical Holdings Ltd.[2]	21,199,400	68,506
Hon Hai Precision Industry Co., Ltd.[2]	9,466,537	63,945
Acer Inc.[2]	11,800,000	27,098
Mediatek Incorporation[2]	2,130,286	21,555
Hoya Corp.	404,800	16,189
Venture Corp. Ltd.[2]	1,531,800	12,640
QUALCOMM Inc.	150,000	7,194
NetEase.com, Inc. (ADR)[1]	80,000	5,712
SINA Corp.[1]	110,000	2,560
Samsung SDI Co., Ltd.	21,800	2,201
KEC Corp.[1]	750,000	1,979
		377,824

ENERGY — 4.85%
MOL Magyar Olaj- és Gázipari Rt., Class A	771,200	80,434
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	559,000	52,826
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	231,892	19,989
PTT Exploration and Production PCL	2,249,100	33,080
FMC Technologies, Inc.[1]	571,700	29,626
Oil & Natural Gas Corp. Ltd.	1,019,533	28,735
Nexen Inc.	480,713	27,455
Banpu PCL	4,904,000	17,528
China Shenhua Energy Co. Ltd.[1,2]	11,450,000	15,219
Noble Energy, Inc.	300,000	13,884
Royal Dutch Shell PLC, Class B (ADR)	160,819	11,547
Harvest Natural Resources, Inc.[1]	934,000	8,901
Reliance Industries Ltd.	421,000	6,846
China Oilfield Services Ltd., Class H2	11,298,700	5,721
OAO NOVATEK (GDR)[3]	93,300	2,705
		354,496

HEALTH CARE — 1.75%
Novo Nordisk A/S, Class B	632,000	$35,308
KRKA, d.d., Novo mesto	47,500	27,526
Gedeon Richter Ltd.	89,500	18,780
Ranbaxy Laboratories Ltd.	1,537,142	13,985
Teva Pharmaceutical Industries Ltd. (ADR)	275,000	11,723
Dr. Reddy’s Laboratories Ltd.	400,000	10,216
AstraZeneca PLC	172,700	8,371
Lumenis Ltd.[1]	710,000	1,846
		127,755

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		358,882

Total common stocks (cost: $3,552,085,000)		5,504,341

Warrants — 0.02%

INFORMATION TECHNOLOGY — 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	1,869,940	1,181

Total warrants (cost: $0)		1,181

Bonds & notes — 8.87%	Principal amount (000)

NON-U.S. GOVERNMENT BONDS & NOTES — 8.31%
Brazilian Treasury Bill 0% 2007	R$5	2,096
Brazil (Federal Republic of) Global 5.25% 2009[4]	$2,817	2,826
Brazil (Federal Republic of) Global 14.50% 2009	4,625	6,026
Brazil (Federal Republic of) Global 9.25% 2010	12,600	14,395
Brazil (Federal Republic of) Global 8.00% 2018	18,045	19,777
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,395
Brazil (Federal Republic of) Global 8.875% 2024	900	1,041
Brazil (Federal Republic of) Global 10.125% 2027	14,500	18,821
Brazil (Federal Republic of) Global 11.00% 2040	22,025	28,473
Argentina (Republic of) 3.504% 2012[4]	18,700	14,820
Argentina (Republic of) 2.192% 2014[5]	ARS 10,960	3,400
Argentina (Republic of) 6.84% 2033[5,6]	194,281	63,084
Argentina (Republic of) GDP-Linked 2035	335,653	6,625
Argentina (Republic of) 0.72% 2038[5]	60,889	8,977
Russian Federation 8.25% 2010	$49,400	52,651
Russian Federation 8.25% 2010[3]	5,648	6,019
Russian Federation 5.00% 2030[3,7]	30,813	34,433
Russian Federation 5.00% 2030[7]	3,000	3,352
United Mexican States Government Global 5.28% 2009[4]	18,750	19,055
United Mexican States Government Global 10.375% 2009	4,500	5,184
United Mexican States Government Global 9.875% 2010	21,625	25,344
United Mexican States Government Global 6.375% 2013	10,000	10,615
United Mexican States Government, Series MI10, 8.00% 2013	MXP67,615	$6,461
United Mexican States Government, Series MI10, 9.50% 2014	54,700	5,678
United Mexican States Government Global 11.375% 2016	$12,120	17,847
United Mexican States Government, Series M20, 8.00% 2023	MXP52,685	4,867
Peru (Republic of) 9.125% 2012	$25,300	29,348
Peru (Republic of) 8.375% 2016	14,250	16,245
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[4]	5,679	5,537
Peru (Republic of) 7.35% 2025	6,550	6,812
Colombia (Republic of) Global 10.00% 2012	18,725	22,517
Colombia (Republic of) Global 10.75% 2013	9,840	12,398
Columbia (Republic of) Global 8.25% 2014	3,100	3,545
Colombia (Republic of) Global 11.75% 2020	5,000	7,162
Columbia (Republic of) 8.125% 2024	4,375	4,878
Panama (Republic of) Global 9.625% 2011	1,611	1,901
Panama (Republic of) Global 9.375% 2012	6,527	7,751
Panama (Republic of) Global 7.125% 2026	7,300	7,738
Panama (Republic of) Global 8.875% 2027	2,775	3,434
Panama (Republic of) Global 9.375% 2029	6,535	8,496
Panama (Republic of) Global 6.70% 2036	10,674	10,663
Philippines (Republic of) 8.875% 2008	4,740	5,090
Philippines (Republic of) 8.375% 2009	8,335	8,950
Philippines (Republic of) 9.875% 2019	3,600	4,298
Philippines (Republic of) Global 10.625% 2025	9,650	12,292
Phillipines (Republic of) 7.75% 2031	3,925	3,891
Turkey (Republic of) 20.00% 2007	TRY13,955	11,542
Turkey (Republic of) 15.00% 2010	5,700	4,653
Turkey (Republic of) 11.875% 2030	$8,900	13,650
Venezuela (Republic of) Global 8.50% 2014	405	455
Venezuela (Republic of) 9.25% 2027	1,275	1,594
		607,102

INFORMATION TECHNOLOGY — 0.21%
Amkor Technology, Inc. 10.50% 2009	5,960	5,632
Amkor Technology, Inc. 7.125% 2011	11,190	9,959
		15,591

ENERGY — 0.19%
Pemex Project Funding Master Trust 8.00% 2011	2,300	2,577
Pemex Project Funding Master Trust 6.625% 2035[3]	10,000	10,022
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,8]	950	910
		13,509

UTILITIES — 0.11%
Enersis SA 7.375% 2014	4,550	4,861
AES Gener SA 7.50% 2014	3,000	3,071
		7,932

INDUSTRIALS — 0.05%
TFM, SA de CV 9.375% 2012	3,200	3,536

Total bonds & notes (cost: $576,920,000)		647,670

	Principal amount	Market value
Short-term securities — 16.26%	(000)	(000)

Sheffield Receivables Corp. 4.34%-4.405% due 2/9-2/17/2006[3]	102,400	$102,238
Barclays U.S. Funding LLC 4.425% due 3/23/2006	25,000	24,850
General Electric Co. 4.45% due 3/31/2006	59,300	58,882
General Electric Capital Corp 4.47% due 2/1/2006	48,300	48,294
ING (U.S.) Funding LLC 4.33%-4.39% due 2/14-3/13/2006	104,400	104,078
Fannie Mae 4.24%-4.29% due 2/22-3/8/2006	72,623	72,346
Total Capital SA 4.36%-4.46% due 3/27-4/19/2006[3]	69,300	68,769
Federal Home Loan Bank 4.22%-4.32% due 2/10-3/17/2006	68,900	68,702
IXIS Commercial Paper Corp. 4.26%-4.39% due 2/2-3/21/2006[3]	58,500	58,360
GlaxoSmithKline Finance PLC 4.23%-4.30% due 2/13-2/16/2006	56,700	56,611
Canadian Imperial Bank of Commerce 4.36% due 2/21/2006	50,000	49,998
Amsterdam Funding Corp. 4.38%-4.45% due 3/6-3/13/2006[3]	50,000	49,769
HSBC USA Inc. 4.405%-4.44% due 3/13-4/6/2006	50,000	49,672
HBOS Treasury Services PLC 4.39%-4.50% due 2/23-4/18/2006	45,600	45,302
BASF AG 4.42%-4.49% due 3/27-4/13/2006[3]	45,500	45,158
Société Générale 4.40% due 3/7/2006	44,500	44,498
Siemens Capital Co. LLC 4.27% due 2/1/2006	35,100	35,096
Citigroup Funding Inc. 4.43% due 3/16/2006	33,000	32,833
Spintab AB (Swedmortgage) 4.34% due 2/28/2006	29,600	29,501
Toyota Motor Credit Corp. 4.36% due 3/9/2006	27,000	26,884
Bank of Montreal 4.40% due 3/15/2006	25,000	24,877
Royal Bank of Scotland PLC 4.35% due 3/6/2006	20,200	20,117
DaimlerChrysler Revolving Auto Conduit LLC II 4.40% due 2/8/2006	18,000	17,982
Old Line Funding, LLC 4.42% due 3/7/2006[3]	14,816	14,752
Westpac Trust Securities NZ Ltd. 4.55% due 4/10/2006[3]	13,700	13,581
UBS Finance (Delaware) LLC 4.47% due 2/1/2006	12,700	12,698
Freddie Mac 4.30% due 3/14/2006	11,600	11,538

Total short-term securities (cost: $1,187,361,000)		1,187,386

Total investment securities (cost: $5,316,366,000)		7,340,578
Other assets less liabilities		(38,953)

Net assets		$7,301,625

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $433,999,000, which represented 5.94% of the net assets of the fund.
4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupon rate will increase at a later date.
8Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,047,001
Gross unrealized depreciation on investment securities	(57,831)
Net unrealized appreciation on investment securities	1,989,170
MFGEFP-936-0306-S4535 Cost of investment securities for federal income tax purposes	5,351,408

MFGEFP-936-0306-S4535

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: March 31, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: March 31, 2006